Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest expense on deposits [Line Items]
Interest-bearing checking			$ 83	$ 69	$ 64
Savings and money market			581	368	422
Certificates of deposit $100,000 and over			917	719	762
Certificates of deposit under $100,000			498	500	530
Total	$ 577	$ 441	$ 2,079	$ 1,656	$ 1,778